FINANCIAL INSTRUMENTS (Fair Value and Carrying Value) (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Non-derivatives:
Available for sale securities	$ 76,925,000	$ 55,661,000
Floating rate NOK bonds due 2014	72,032,000	78,891,000
Floating rate NOK bonds due 2017	93,752,000	106,902,000
8.5% Senior Notes due 2013		248,542,000
Derivatives:
Interest rate/ currency swap contracts – long-term receivables	16,633,000	3,411,000
Interest rate/ currency swap contracts – long-term payables	56,490,000	85,881,000
Long term payables, non-designated swap contracts	3,600,000	1,400,000
Long term receivables, non-designated swap contracts	10,100,000	100,000
Carrying Value [Member]
Non-derivatives:
Available for sale securities	76,925,000	55,661,000
Floating rate NOK bonds due 2014	71,854,000	78,505,000
Floating rate NOK bonds due 2017	92,483,000	107,910,000
8.5% Senior Notes due 2013	0	247,766,000
Derivatives:
Interest rate/ currency swap contracts – long-term receivables	16,633,000	3,411,000
Interest rate/ currency swap contracts – short-term payables	5,705,000	0
Interest rate/ currency swap contracts – long-term payables	56,490,000	85,881,000
Fair Value [Member]
Non-derivatives:
Available for sale securities	76,925,000	55,661,000
Floating rate NOK bonds due 2014	72,032,000	78,891,000
Floating rate NOK bonds due 2017	93,752,000	106,902,000
8.5% Senior Notes due 2013	0	248,542,000
Derivatives:
Interest rate/ currency swap contracts – long-term receivables	16,633,000	3,411,000
Interest rate/ currency swap contracts – short-term payables	5,705,000	0
Interest rate/ currency swap contracts – long-term payables	56,490,000	85,881,000
3.75% Senior Unsecured Convertible Bonds Due 2016 [Member]
Non-derivatives:
Unsecured convertible bonds	130,589,000	118,513,000
3.75% Senior Unsecured Convertible Bonds Due 2016 [Member] | Carrying Value [Member]
Non-derivatives:
Unsecured convertible bonds	125,000,000	125,000,000
3.75% Senior Unsecured Convertible Bonds Due 2016 [Member] | Fair Value [Member]
Non-derivatives:
Unsecured convertible bonds	130,589,000	118,513,000
Senior Unsecured Convertible Bonds Due 2018 [Member]
Non-derivatives:
Unsecured convertible bonds	359,307,000
Senior Unsecured Convertible Bonds Due 2018 [Member] | Carrying Value [Member]
Non-derivatives:
Unsecured convertible bonds	350,000,000	0
Senior Unsecured Convertible Bonds Due 2018 [Member] | Fair Value [Member]
Non-derivatives:
Unsecured convertible bonds	359,307,000	0
Not Designated as Hedging Instrument [Member]
Derivatives:
Interest rate/ currency swap contracts – short-term payables	$ 68,000	$ 0